EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN

15. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the mainland China participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Labor regulations of mainland China require that the Group’s mainland China entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits, which was expensed as incurred, was RMB393,812, RMB125,666 and RMB176,965 for the years ended December 31, 2021, 2022 and 2023, respectively.